Subsequent events (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 10, 2025	Mar. 31, 2022	Dec. 31, 2024
Subsequent events
Exercise price of warrant		$ 11.5	$ 11.5
Threshold period for warrants that may not be transferred, assigned or sold by the holders after the completion of the Transaction		30 days
Private Placement Transactions
Subsequent events
Payments for share issue costs	$ 2.0
Exercise price of warrant	$ 4.79
Threshold period for warrants that may not be transferred, assigned or sold by the holders after the completion of the Transaction	90 days